Related Party (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
DCS & Partners [Member]
Related Party [Line Items]
Legal services	$ 17,940
Francesca Duva [Member]
Related Party [Line Items]
Compensation	30,000
Social contribution	7,592
Linking Srl [Member]
Related Party [Line Items]
Marketing services expenses	30,000
Circuito Lombardia [Member]
Related Party [Line Items]
Marketing services expenses	3,652
Circuito Linx [Member]
Related Party [Line Items]
Marketing services expenses	7,055
Giuseppe Pirola [Member]
Related Party [Line Items]
Waived loan	450,000
Selene SaS [Member]
Related Party [Line Items]
Waived loan	390,500
Boustead Securities, LLC [Member]
Related Party [Line Items]
Services expenses	$ 150,900